Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Galaxy Digital Inc.	Common stock Galaxy Digital Inc.	Additional paid in capital Galaxy Digital Inc.	Retained earnings / (deficit) Galaxy Digital Inc.
Beginning balance (in shares) at Dec. 31, 2022			1,000,000
Beginning balance at Dec. 31, 2022		$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recapitalization		5		5
Income / (loss) for the period		$ (2)			(2)
Ending balance (in shares) at Dec. 31, 2023		100	1,000,000
Ending balance at Dec. 31, 2023		$ 3	$ 0	5	(2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income / (loss) for the period	$ 262,531
Beginning balance (in shares) at Dec. 31, 2023		100	1,000,000
Beginning balance at Dec. 31, 2023		$ 3	$ 0	5	(2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income / (loss) for the period		$ (2)			(2)
Ending balance (in shares) at Dec. 31, 2024		100	1,000,000
Ending balance at Dec. 31, 2024	2,194,352	$ 1	$ 0	$ 5	$ (4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income / (loss) for the period	(125,596)
Income / (loss) for the period	(264,740)
Ending balance at Jun. 30, 2025	1,506,321
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income / (loss) for the period	30,691
Ending balance at Jun. 30, 2025	$ 1,506,321